Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Valuation allowance deferred tax asset increase decrease Amount	$ 4,560
Unrecognized tax benefits period increase decrease	35	$ 12
Unrecognized tax benefits, income tax penalties and interest accrued	$ 0	$ 0
Sections 382 and 383 [Member]
Cummualtive change In ownership percentage	50.00%
Research Tax Credit Carryforward [Member]
Tax credit carryforward amount	$ 94
Tax credit carry forwards expiration year	2039 years
Domestic Tax Authority [Member]
Net operating loss carryforwards	$ 44,121
State and Local Jurisdiction [Member]
Net operating loss carryforwards	44,121
Non Expirable [Member] | Domestic Tax Authority [Member]
Net operating loss carryforwards	$ 33,666
Expirable [Member]
Operating loss carry forwards expiration start year	2032 years
Operating loss carry forwards expiration end year	2027 years